Note 18 - Operating Segmentation (Tables)	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	April 30, 2025						April 30, 2024
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments		Canada			Adjustments
Net interest income	$25,525	$2,507	$-	$-	$-	$28,032	$26,242	$-	$-	$-	$26,242
Non-interest income	122	(18)	569	1,789	(355)	2,107	262	82	2,254	(339)	2,259
Total revenue	25,647	2,489	569	1,789	(355)	30,139	26,504	82	2,254	(339)	28,501

Provision for (recovery of) credit losses	954	(65)	-	-	-	889	16	-	-	-	16
	24,693	2,554	569	1,789	(355)	29,250	26,488	82	2,254	(339)	28,485

Non-interest expenses:
Salaries and benefits	5,836	1,464	253	1,602	-	9,155	5,724	101	1,584	-	7,409
General and administrative	5,267	800	343	665	(355)	6,720	3,445	72	379	(339)	3,557
Premises and equipment	947	104	123	467	-	1,641	845	23	351	-	1,219
	12,050	2,368	719	2,734	(355)	17,516	10,014	196	2,314	(339)	12,185

Income (loss) before income taxes	12,643	186	(150)	(945)	-	11,734	16,474	(114)	(60)	-	16,300

Income tax provision	3,443	53	2	(293)	-	3,205	4,484	33	(45)	-	4,472

Net income (loss)	$9,200	$133	$(152)	$(652)	$-	$8,529	$11,990	$(147)	$(15)	$-	$11,828

Total assets	$4,761,444	$281,153	$11,086	$25,224	$(31,774)	$5,047,133	$4,378,863	$3,022	$24,848	$(18,413)	$4,388,320

Total liabilities	$4,386,758	$144,517	$9,029	$19,708	$(41,185)	$4,518,827	$3,982,924	$1,010	$28,059	$(23,776)	$3,988,217
(thousands of Canadian dollars)
for the six months ended	April 30, 2025						April 30, 2024
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments		Canada			Adjustments
Net interest income	$49,210	$4,546	$-	$-	$-	$53,756	$52,810	$-	$-	$-	$52,810
Non-interest income	247	(17)	911	3,778	(709)	4,210	382	662	4,174	(676)	4,542
Total revenue	49,457	4,529	911	3,778	(709)	57,966	53,192	662	4,174	(676)	57,352

Provision for (recovery of) credit losses	1,987	(74)	-	-	-	1,913	(111)	-	-	-	(111)
	47,470	4,603	911	3,778	(709)	56,053	53,303	662	4,174	(676)	57,463

Non-interest expenses:
Salaries and benefits	11,125	2,628	470	3,546	-	17,769	11,095	245	2,607	-	13,947
General and administrative	9,983	1,397	387	1,151	(709)	12,209	7,721	122	723	(676)	7,890
Premises and equipment	1,850	213	171	1,003	-	3,237	1,613	66	693	-	2,372
	22,958	4,238	1,028	5,700	(709)	33,215	20,429	433	4,023	(676)	24,209

Income (loss) before income taxes	24,512	365	(117)	(1,922)	-	22,838	32,874	229	151	-	33,254

Income tax provision	6,548	129	2	(513)	-	6,166	8,620	38	69	-	8,727

Net income (loss)	$17,964	$236	$(119)	$(1,409)	$-	$16,672	$24,254	$191	$82	$-	$24,527

Total assets	$4,761,444	$281,153	$11,086	$25,224	$(31,774)	$5,047,133	$4,378,863	$3,022	$24,848	$(18,413)	$4,388,320

Total liabilities	$4,386,758	$144,517	$9,029	$19,708	$(41,185)	$4,518,827	$3,982,924	$1,010	$28,059	$(23,776)	$3,988,217